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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number	811-07655

Driehaus Mutual Funds

(Exact name of registrant as specified in charter)

25 East Erie Street
Chicago, IL 60611

(Address of principal executive offices) (Zip code)

Mary H. Weiss
25 East Erie Street
Chicago, IL 60611

(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-587-3800

Date of fiscal year end:	December 31, 2003

Date of reporting period:	June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Reports to Stockholders.

Driehaus Mutual Funds

Trustees & Officers

Richard H. Driehaus
Chairman of the Board & President

Francis J. Harmon
Trustee

Robert F. Moyer
Senior Vice President & Trustee

A.R. Umans
Trustee

Daniel Zemanek
Trustee

Robert H. Buchen
Vice President

Michelle L. Cahoon
Treasurer

Lisa M. King
Secretary

Investment Adviser

Driehaus Capital Management, Inc.
25 East Erie Street
Chicago, IL 60611

Distributor

Driehaus Securities Corporation
25 East Erie Street
Chicago, IL 60611

Administrator & Transfer Agent

PFPC Inc.
103 Bellevue Parkway
Wilmington, DE 19809

Custodian

JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, NY 11245	Semi-Annual Report to Shareholders

June 30, 2003

Driehaus International Growth Fund
Driehaus International Discovery Fund
Driehaus European Opportunity Fund
Driehaus Asia Pacific Growth Fund
Driehaus Emerging Markets Growth Fund

Distributed by:

Driehaus Securities Corporation

This report has been prepared for the shareholders of the Funds and is not an offering to sell or buy any Fund securities. Such offering is only made by the Funds’ prospectus.

Driehaus International Growth Fund
Performance Overview
Statement of Assets and Liabilities
Statement of Changes in Net Assets
Financial Highlights
Driehaus International Discovery Fund
Performance Overview
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights
Driehaus European Opportunity Fund
Performance Overview
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights
Driehaus Asia Pacific Growth Fund
Performance Overview
Schedule of Investments
Statement of Operations
Statement of Changes in Net Assets
Driehaus Emerging Markets Growth Fund
Performance Overview
Schedule of Investments by Industry
Statement of Assets and Liabilities
Statement of Operations
Certifications
Section 906 Certifications

Driehaus International Growth Fund
Performance Overview	1
Schedule of Investments	2

Driehaus International Discovery Fund
Performance Overview	9
Schedule of Investments	10

Driehaus European Opportunity Fund
Performance Overview	18
Schedule of Investments	19

Driehaus Asia Pacific Growth Fund
Performance Overview	26
Schedule of Investments	27

Driehaus Emerging Markets Growth Fund
Performance Overview	34
Schedule of Investments	35

Each Fund section includes:
Schedule of Investments by Industry
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights

Notes to Financial Statements	42

Semi-Annual Report to Shareholders
June 30, 2003

Investment Philosophy:

The Adviser seeks to achieve superior investment returns primarily by investing in companies outside the U.S. that are currently demonstrating rapid growth in their sales and earnings and which, in our judgement, have the ability to continue or accelerate their growth rates in the future. The Adviser manages the portfolios actively (above average turnover) to insure that the Funds are fully invested, under appropriate market conditions, in companies that meet these criteria. Investors should note that investments in overseas markets can pose more risks than U.S. investments, and the Funds’ share prices are expected to be more volatile than those of U.S.-only funds. In addition, the Funds’ returns will fluctuate with changes in stock market conditions, currency values, interest rates, foreign government regulations, and economic and political conditions in countries in which the Funds invest. These risks are generally greater when investing in emerging markets.

         Driehaus International Growth Fund

         Driehaus International Discovery Fund

         Driehaus European Opportunity Fund

         Driehaus Asia Pacific Growth Fund

         Driehaus Emerging Markets Growth Fund

Driehaus International Growth Fund
Performance Overview

      The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

     The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $100,000 investment in the Fund since July 1, 1990 (the date of the Partnership’s inception), with all dividends and capital gains reinvested, with the indicated indexes (and dividends reinvested) for the same period.

					Since Inception
Average Annual Total Returns as of 6/30/03	1 Year	3 Years	5 Years	10 Years	(7/1/90 - 6/30/03)

Driehaus International Growth Fund (DRIGX)[1]	-4.55%	-23.67%	-7.54%	6.71%	8.04%
MSCI EAFE® Growth Index[2]	-8.01%	-17.79%	-6.76%	0.34%	0.63%
MSCI AC World Free Ex-US Index[3]	-4.19%	-12.48%	-2.81%	3.15%	3.09%

[1]	The Driehaus International Growth Fund (the “Fund” or “DRIGX”) performance data shown above includes the performance of the Driehaus International Large Cap Fund, L.P. (the “Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Partnership was established on July 1, 1990 and the Fund succeeded to the Partnership’s assets on October 28, 1996. The Partnership was not registered under the Investment Company Act of 1940 (“1940 Act”) and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Partnership’s performance has been restated to reflect the estimated expenses of the Fund. The returns for certain periods reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International Europe, Australasia and Far East Growth Index (MSCI EAFE® Growth Index) is a widely recognized benchmark of non-U.S. growth stock markets. It is an unmanaged index composed of a sample of companies with higher price-to-book ratios, representative of the market structure of 21 European and Pacific Basin countries. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]	The Morgan Stanley Capital International All Country World Free Ex-US Index (MSCI AC World Free Ex-US Index) is a recognized benchmark of non-US stock markets. It is an unmanaged index composed of a sample of companies representative of the market structure of 48 countries. The MSCI AC World Free Ex-US Index, when including or excluding securities, takes into account any limitations that an international investor would experience when investing directly in such securities. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus International Growth Fund
Schedule of Investments
June 30, 2003
(unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 93.0%

EUROPE — 43.4%
Germany — 11.2%
Altana AG	28,793	$1,816,549
Deutsche Boerse AG	29,453	1,560,216
Infineon Technologies AG — ADR**	44,800	429,632
Puma AG	6,089	604,830
Stada Arzneimittel AG	31,218	1,986,033
T-Online International AG**	231,060	2,388,025

		8,785,285

United Kingdom — 10.7%
AstraZeneca PLC — ADR	19,600	799,092
Carlton Communications PLC	494,221	1,235,552
EasyJet PLC**	138,918	527,247
EMAP PLC	50,386	711,307
Kingfisher PLC	280,856	1,284,939
Man Group PLC	83,804	1,653,954
MFI Furniture Group PLC	190,125	525,511
Smith & Nephew PLC	64,791	372,334
William Hill PLC	280,045	1,319,354

		8,429,290

Russia — 3.1%
AO VimpelCom — ADR**	22,300	1,035,612
Mobile Telesystems — ADR**	17,300	1,020,700
YUKOS — ADR	6,760	378,560

		2,434,872

Ireland — 3.0%
Anglo Irish Bank Corp. PLC	217,519	1,923,355
Ryanair Holdings PLC**	66,733	480,485

		2,403,840

Switzerland — 2.9%
Centerpulse AG**	3,779	1,016,910
Roche Holding AG	16,209	1,271,433

		2,288,343

Denmark — 2.8%
AP Moller — Maersk AS	227	1,227,956
Novo Nordisk AS — B	11,546	404,193
Novozymes AS — B	21,729	604,507

		2,236,656

Austria — 2.1%
Erste Bank der Oesterreichischen Sparkassen AG	19,208	1,697,315

Spain — 1.7%
Corporacion Mapfre SA	129,355	1,381,458

Sweden — 1.5%
Svenska Handlesbanken AB — A	60,700	993,350
Tele2 AB — B**	4,430	164,639

		1,157,989

Portugal — 1.2%
PT Multimedia — Servicos de Telecomunicacoes e Multimedia SA**	55,047	963,996

Norway — 0.9%
TGS Nopec Geophysical Co. ASA**	61,900	694,600

France — 0.8%
Business Objects SA — ADR**	24,900	546,555
Cap Gemini SA**	3,555	126,227

		672,782

Greece — 0.8%
National Bank of Greece SA	37,290	631,192

Italy — 0.7%
Banco Popolare di Verona e Novara Scrl	37,690	515,044

Total Europe		34,292,662

FAR EAST — 26.8%
Japan — 12.1%
Bosch Automotive Systems Corp.**	77,000	212,900
Chugai Pharmaceutical Co., Ltd.	16,100	182,889
Hitachi Construction Machinery Co., Ltd.	119,000	824,551
Index Corp.	137	797,527
KDDI Corp.	47	182,011
Kenwood Corp.**	157,000	441,940
Konica Corp.	156,000	1,775,990
Matsui Securities Co., Ltd.	18,200	185,676
Rakuten, Inc.	431	653,275
Ryohin Keikaku Co., Ltd.	8,600	220,595
Yahoo Japan Corp.**	195	3,166,771
Yamaha Corp.	67,500	925,297

		9,569,422

China — 3.2%
China Petroleum and Chemical Corp. — H	3,340,000	800,936
Huaneng Power International, Inc. — H	722,000	824,018
Netease.com, Inc. — ADR**	24,521	894,036

		2,518,990

South Korea — 2.4%
NHN Corp.	11,154	1,377,325
SK Telecom Co., Ltd. — ADR	29,000	546,940

		1,924,265

Indonesia — 2.3%
PT Bank Central Asia Tbk	2,819,050	982,396
PT Telekomunikasi Indonesia Tbk	1,443,300	809,123

		1,791,519

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Growth Fund
Schedule of Investments
June 30, 2003
(unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

Singapore — 2.1%
Neptune Orient Lines, Ltd.**	2,008,595	$1,688,067

Hong Kong — 1.7%
Techtronic Industries Co., Ltd.	818,000	1,374,150

Australia — 1.7%
Insurance Australia Group, Ltd.	435,173	992,299
Orion Energy, Ltd.	136,797	371,564

		1,363,863

Thailand — 1.0%
Kasikornbank Public Co., Ltd. — NVDR**	965,300	780,690

Philippines — 0.3%
Philippine Long Distance Telephone Co.**	24,325	257,154

Total Far East		21,268,120

NORTH AMERICA — 16.4%
Canada — 8.9%
Angiotech Pharmaceuticals, Inc.**	20,429	819,716
Angiotech Pharmaceuticals, Inc. — ADR**	11,063	450,707
ATI Technologies, Inc. — ADR**	100,800	1,028,160
Biovail Corp.**	3,574	165,555
Biovail Corp. — ADR**	35,416	1,666,677
Cequel Energy, Inc.**	94,890	467,903
Cinram International, Inc.	114,844	1,388,693
CoolBrands International, Inc.**	22,770	225,396
Rogers Communications, Inc. — B	56,869	906,137

		7,118,944

Mexico — 5.7%
America Movil SA de CV — ADR — L	63,500	1,190,625
Grupo Televisa SA — ADR	39,400	1,359,300
Wal-Mart de Mexico SA de CV — V	655,406	1,937,166

		4,487,091

United States — 1.8%
Amdocs, Ltd.**	58,900	1,413,600

Total North America		13,019,635

MIDDLE EAST — 3.4%
Israel — 3.4%
Taro Pharmaceutical Industries, Ltd. — ADR**	24,344	1,335,999
Teva Pharmaceutical Industries, Ltd. — ADR	23,174	1,319,296

		2,655,295

Total Middle East		2,655,295

SOUTH AMERICA — 1.7%
Brazil — 1.7%
Empresa Brasileira de Aeronautica SA — ADR	23,100	441,210
Tele Norte Leste Participacoes SA — ADR	79,331	926,586

		1,367,796

Total South America		1,367,796

AFRICA — 1.3%
South Africa — 1.3%
MTN Group, Ltd.**	486,123	1,053,805

Total Africa		1,053,805

(Cost $59,131,945)		73,657,313

RIGHTS — 0.0%

FAR EAST — 0.0%
Thailand — 0.0%
TelecomAsia Corp. Public Co., Ltd. (Foreign) — Rights**	307,294	0

Total Rights (Cost $0)		0

TOTAL INVESTMENTS
(COST $59,131,945)	93.0%	$73,657,313
Other Assets in Excess of Liabilities	7.0%	5,583,605

Net Assets	100.0%	$79,240,918

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:
Basis		$59,131,945

Gross Appreciation		$14,871,935
Gross Depreciation		(346,567)

Net Appreciation		$14,525,368

**	Non-income producing security.

ADR — American Depository Receipt

NVDR — Non-Voting Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Growth Fund
Schedule of Investments by Industry
June 30, 2003
(unaudited)

Percent of
Industry	Net Assets

Airlines	0.6%
Appliances	0.5%
Banking	9.5%
Broadcast & Publishing Services	4.6%
Business & Publishing Services	2.4%
Communications	3.0%
Computer Services	3.2%
Drugs	10.0%
Electrical & Electronics	1.7%
Energy/ Multi-Industry	0.9%
Energy Sources	1.5%
Financial Services	4.0%
Food & Household	2.4%
Health Care	2.9%
Health/ Multi-Industry	2.8%
Home Products	1.6%
Insurance	1.2%
Internet Content	1.1%
Leisure & Tourism	1.7%
Machinery & Engineering	1.3%
Medical Supplies	1.3%
Merchandising	1.6%
Oil	1.1%
Pharmaceutical	1.0%
Recreation	4.2%
Retailing — Goods	2.7%
Semiconductors/ Private	0.5%
Technology	1.7%
Technology/ Multi-Industry	3.0%
Telecommunications	10.6%
Telephone Utilities	2.5%
Transportation — Air	1.2%
Transportation — Shipping	3.7%
Utilities	1.0%
Other Assets in Excess of Liabilities	7.0%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Growth Fund
Statement of Assets and Liabilities
June 30, 2003
(unaudited)

ASSETS:
Investments, at market value (Cost $59,131,945)	$73,657,313
Receivables:
Dividends	100,057
Investment securities sold	12,690,606
Fund shares sold	9,358
Foreign withholding tax refund	941,997
Net unrealized appreciation on unsettled foreign currency forward contracts from transaction hedges	11,360
Prepaid expenses	4,977

TOTAL ASSETS	87,415,668

LIABILITIES:
Cash overdraft	2,010,981
Payables:
Investment securities purchased	5,951,701
Fund shares redeemed	2,032
Due to affiliates	110,576
Accrued expenses	99,460

TOTAL LIABILITIES	8,174,750

NET ASSETS	$79,240,918

SHARES OUTSTANDING	13,469,265

NET ASSET VALUE PER SHARE	$5.88

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2003:
Paid-in capital	$219,903,080
Undistributed net investment loss	(47,751)
Undistributed net realized loss	(154,971,068)
Undistributed net realized foreign exchange loss	(117,240)
Unrealized net foreign exchange loss	(51,471)
Unrealized net appreciation on investments	14,525,368

NET ASSETS	$79,240,918

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Growth Fund
Statement of Operations
For the six month period January 1, 2003 through June 30, 2003
(unaudited)

INVESTMENT LOSS:
Income:
Dividends (Net of non-reclaimable taxes of $98,130)	$906,660
Other	228

Total income	906,888

Expenses:
Investment advisory fee	718,258
Administration fee	60,366
Professional fees	30,801
Federal and state registration fees	9,917
Custodian fee	65,312
Transfer agent fees	22,316
Trustees’ fees	6,371
Miscellaneous	44,752

Total expenses	958,093

Fees paid indirectly	(39,277)

Net expenses	918,816

Net investment loss	(11,928)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from security transactions	3,507,082
Net realized foreign exchange loss	(117,240)
Net change in unrealized foreign exchange loss	22,043
Net change in unrealized appreciation of investments	10,837,746

Net realized and unrealized gain on investments	14,249,631

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,237,703

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Growth Fund
Statement of Changes in Net Assets

	For the
	six month period
	January 1, 2003
	through	For the year
	June 30, 2003	ended
	(unaudited)	December 31, 2002

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment loss	$(11,928)	$(256,524)
Net realized and unrealized gain (loss) on investments	14,249,631	(39,811,214)

Net increase (decrease) in net assets resulting from operations	14,237,703	(40,067,738)

Distributions to shareholders:
Net investment income	—	—
Capital gains	—	—

Total distributions to shareholders	—	—

Capital share transactions:
Proceeds from shares sold	18,490,727	34,965,793
Reinvestment of distributions	—	—
Cost of shares redeemed	(60,584,716)	(58,028,278)

Net decrease in net assets derived from capital share transactions	(42,093,989)	(23,062,485)

Total decrease in net assets	(27,856,286)	(63,130,223)

NET ASSETS:

Beginning of period	$107,097,204	$170,227,427

End of period	$79,240,918	$107,097,204

Capital share transactions are as follows:
Shares issued	3,457,575	5,786,868
Shares reinvested	—	—
Shares redeemed	(11,134,794)	(9,928,609)

Net decrease from capital share transactions	(7,677,219)	(4,141,741)

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Growth Fund
Financial Highlights

	For the six
	month period
	January 1,
	2003
	through		For the year	For the year
	June 30,		ended	ended
	2003		December 31,	December 31,
	(unaudited)		2002	2001

Net asset value, beginning of period	$5.06		$6.73	$9.81

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	—		(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	0.82		(1.66)	(3.04)

Total income (loss) from investment operations	0.82		(1.67)	(3.07)

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—	—
Distributions from capital gains	—		—	(0.01)

Total distributions	—		—	(0.01)

Net asset value, end of period	$5.88		$5.06	$6.73

Total Return	16.21	%**	(24.81)%	(31.33)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$79,241		$107,097	$170,227
Ratio of expenses before fees paid indirectly to average net assets	2.00	%*	1.98%	1.88%
Ratio of net expenses to average net assets	1.92	%*#	1.65%#	1.87%#
Ratio of net investment loss to average net assets	(0.02	)%*#	(0.18)%#	(0.35)%#
Portfolio turnover	150.34	%**	361.18%	535.69%
Annualized portfolio turnover	303.18%		361.18%	535.69%

[Additional columns below]

[Continued from above table, first column(s) repeated]

			For the four
			month
			period
			September 1,
	For the year	For the year	1998		For the year
	ended	ended	through		ended
	December 31,	December 31,	December 31,		August 31,
	2000	1999	1998		1998

Net asset value, beginning of period	$21.13	$11.55	$12.39		$11.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.13)	(0.13)	(0.04)		(0.07)
Net realized and unrealized gain (loss) on investments	(6.88)	11.31	(0.25)		1.77

Total income (loss) from investment operations	(7.01)	11.18	(0.29)		1.70

LESS DISTRIBUTIONS:
Dividends from net investment income	—	—	—		—
Distributions from capital gains	(4.31)	(1.60)	(0.55)		(1.21)

Total distributions	(4.31)	(1.60)	(0.55)		(1.21)

Net asset value, end of period	$9.81	$21.13	$11.55		$12.39

Total Return	(33.53)%	98.94%	(2.04	)%**	16.50%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$284,059	$466,571	$223,831		$229,088
Ratio of expenses before fees paid indirectly to average net assets	1.78%	1.82%	2.00	%*	1.88%
Ratio of net expenses to average net assets	1.78%	1.82%	2.00	%*	1.88%
Ratio of net investment loss to average net assets	(0.92)%	(1.03)%	(1.46	)%*	(0.54)%
Portfolio turnover	404.21%	273.64%	116.28	%**	219.78%
Annualized portfolio turnover	404.21%	273.64%	347.89%		219.78%

*	Annualized

**	Not Annualized

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Performance Overview

      The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

     The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1998 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indexes (and dividends reinvested) for the same period.

			Since Inception
Average Annual Total Returns as of 6/30/03	1 Year	3 Years	(12/31/98 - 6/30/03)

Driehaus International Discovery Fund (DRIDX)[1]	-1.46%	-9.31%	23.25%
MSCI EAFE® Growth Index[2]	-8.01%	-17.79%	-8.75%
MSCI AC World Free Ex-US Index[3]	-4.19%	-12.48%	-3.59%

[1]	The returns for these periods reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International Europe, Australasia and Far East Growth Index (MSCI EAFE® Growth Index) is a widely recognized benchmark of non-U.S. growth stock markets. It is an unmanaged index composed of a sample of companies with higher price-to-book ratios, representative of the market structure of 21 European and Pacific Basin countries. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]	The Morgan Stanley Capital International All Country World Free Ex-US Index (MSCI AC World Free Ex-US Index) is a recognized benchmark of non-US stock markets. It is an unmanaged index composed of a sample of companies representative of the market structure of 48 countries. The MSCI AC World Free Ex-US Index, when including or excluding securities, takes into account any limitations that an international investor would experience when investing directly in such securities. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2003
(unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 94.1%

EUROPE — 53.9%
United Kingdom — 13.3%
Acambis PLC**	225,206	$1,356,439
EasyJet PLC**	105,000	398,515
Enterprise Inns PLC	120,000	1,600,990
French Connection Group PLC	55,195	1,122,572
Galen Holdings PLC	129,000	1,107,995
Golar LNG, Ltd.**	36,400	378,200
HIT Entertainment PLC	140,000	569,472
ISOFT Group PLC	81,331	401,287
McBride PLC	250,000	391,914
MFI Furniture Group PLC	274,726	759,350
Premier Oil PLC**	1,759,298	907,229
SkyePharma PLC**	150,000	172,030
SurfControl PLC**	100,000	1,051,980

		10,217,973

Germany — 11.4%
DAB Bank AG	302,555	1,737,184
Freenet.de AG**	34,770	1,369,526
Funkwerk AG	26,000	583,703
Leoni AG	8,000	397,786
Puma AG	8,142	808,758
Singulus Technologies AG**	20,000	346,340
Stada Arzneimittel AG	32,656	2,077,516
United Internet AG	83,000	1,410,624

		8,731,437

Norway — 4.7%
Fast Search & Transfer ASA**	660,000	721,406
Schibsted ASA	27,300	378,200
Smedvig ASA — A	70,200	446,384
Tandberg Television ASA**	802,000	2,077,664

		3,623,654

Russia — 3.9%
AO VimpelCom — ADR**	29,325	1,361,853
Golden Telecom, Inc. — ADR**	74,200	1,665,048

		3,026,901

Greece — 3.4%
Bank of Piraeus	46,943	354,706
Germanos SA	61,678	1,032,665
Hyatt Regency Hotels & Tourism SA	74,480	660,281
Lambrakis Press SA**	78,680	527,653
Lavipharm SA	50,000	84,977

		2,660,282

Belgium — 3.3%
Mobistar SA**	50,406	2,071,646
Umicore	10,000	518,247

		2,589,893

Denmark — 2.6%
Bavarian Nordic AS**	9,575	313,735
Jyske Bank AS**	29,000	1,169,843
Radiometer AS — B	8,125	552,542

		2,036,120

Sweden — 2.6%
Lindex AB	20,300	380,391
Modern Times Group AB — B**	106,300	1,633,356

		2,013,747

France — 2.5%
Medidep SA**	1,449	27,289
Renault SA	10,000	528,697
Schneider Electric SA	3,000	141,039
UBI Soft Entertainment SA**	66,000	1,269,493

		1,966,518

Netherlands — 2.3%
Versatel Telecom International NV**	1,400,000	1,816,679

Italy — 2.3%
Merloni Elettrodomestici SpA	90,000	1,331,159
Recordati SpA	25,000	445,270

		1,776,429

Austria — 0.9%
Erste Bank der Oesterreichischen Sparkassen AG	8,231	727,332

Switzerland — 0.7%
Actelion, Ltd.**	8,000	532,727

Total Europe		41,719,692

FAR EAST — 21.5%
Japan — 5.7%
Faith, Inc.	186	1,056,440
Hitachi Construction Machinery Co., Ltd.	181,000	1,254,150
Rakuten, Inc.	419	635,086
Sawai Pharmaceutical Co., Ltd.	58,100	1,553,204

		4,498,880

South Korea — 4.6%
GaeaSoft Corp.**	56,937	776,955
NHN Corp.	9,640	1,190,372
Top Engineering Co., Ltd.**	103,658	1,557,690

		3,525,017

China — 3.1%
Anhui Conch Cement Co., Ltd. — H	2,578,000	1,462,870
Netease.com, Inc. — ADR**	25,404	926,230

		2,389,100

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2003
(unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

Indonesia — 1.7%
PT Bank Pan Indonesia Tbk	19,781,500	$743,305
PT Kalbe Farma Tbk**	8,082,500	587,818

		1,331,123

Singapore — 1.5%
Neptune Orient Lines, Ltd.**	1,398,000	1,174,910

Thailand — 1.5%
Aromatics Public Co., Ltd. — NVDR**	857,600	367,193
Thai Stanley Electric Public Co., Ltd. (Foreign)	85,100	404,853
TISCO Finance Public Co., Ltd. (Foreign)**	667,500	379,478

		1,151,524

Taiwan — 1.4%
Gigabyte Technology Co., Ltd.	161,000	325,628
Infortrend Technology, Inc.	287,000	738,024

		1,063,652

Malaysia — 1.3%
Scomi Group Berhad**	300,000	391,581
Transmile Group Berhad	658,900	582,609

		974,190

Philippines — 0.5%
Philippine Long Distance Telephone Co.**	36,740	388,401

Hong Kong — 0.2%
Brilliance China Automotive Holdings, Ltd.	412,000	116,233

Total Far East		16,613,030

NORTH AMERICA — 15.6%
Canada — 11.7%
Angiotech Pharmaceuticals, Inc.**	44,490	1,785,166
Cinram International, Inc.	190,501	2,303,538
Cogeco Cable, Inc.**	26,062	350,051
CoolBrands International, Inc.**	208,496	2,063,861
Hip Interactive Corp.**	626,917	747,456
Home Capital Group, Inc. — B	73,266	1,105,393
TLC Vision Corp.**	149,917	730,414

		9,085,879

United States — 2.4%
Aceto Corp.	33,878	630,131
ResMed, Inc.**	8,900	348,880
UTStarcom, Inc.**	24,100	857,247

		1,836,258

Mexico — 1.5%
TV Azteca SA de CV — ADR	178,000	1,157,000

Total North America		12,079,137

MIDDLE EAST — 2.0%
Israel — 2.0%
Taro Pharmaceutical Industries, Ltd. — ADR**	27,906	1,531,481

Total Middle East		1,531,481

SOUTH AMERICA — 1.1%
Brazil — 1.1%
Telemig Celular Participacoes SA — ADR	20,300	426,706
Telesp Celular Participacoes SA — ADR**	104,955	409,325

		836,031

Total South America		836,031

Total Equity Securities (Cost $56,902,622)		72,779,371

EQUITY CERTIFICATES — 4.2% (Note C)

FAR EAST — 4.2%
India — 4.2%
Hindustan Petroleum Corp., Ltd.†	75,805	571,971
LIC Housing Finance, Ltd.†	347,183	946,907
Punjab National Bank, Ltd.†	510,832	1,710,317

		3,229,195

Total Equity Certificates (Cost $2,773,290)		3,229,195

RIGHTS — 0.0%

FAR EAST — 0.0%
South Korea — 0.0%
GaeaSoft Corp. — Rights**	11,387	0

Total Rights (Cost $0)		0

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2003
(unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

WARRANTS — 0.0%

EUROPE — 0.0%
France — 0.0%
UBI Soft Entertainment SA — Warrants**	59,643	$34,245

Norway — 0.0%
Fast Search & Transfer ASA — Warrants**	5,840	0

Total Europe		34,245

Total Warrants (Cost $16,780)		34,245

TOTAL INVESTMENTS
(COST $59,692,692)	98.3%	$76,042,811
Other Assets in Excess of Liabilities	1.7%	1,338,460

Net Assets	100.0%	$77,381,271

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis		$59,692,692

Gross Appreciation		$16,682,287
Gross Depreciation		(332,168)

Net Appreciation		$16,350,119

**	Non-income producing security.

†	Restricted security.

ADR — American Depository Receipt

NVDR — Non-Voting Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments by Industry
June 30, 2003
(unaudited)

Percent of
Industry	Net Assets

Appliances	1.7%
Automobiles	0.8%
Banking	6.1%
Basic Industries/ Multi-Industry	0.7%
Beverages & Tobacco	2.1%
Broadcast & Publishing Services	7.8%
Building Materials	1.9%
Business & Publishing Services	1.5%
Clothing	0.5%
Communications	2.8%
Computer Services	2.7%
Cosmetics	0.1%
Drugs	8.7%
Electrical & Electronics	2.9%
Electronic Components	0.4%
Electronic Instruments	2.0%
Financial Services	2.7%
Food & Household	3.2%
Health Care	5.2%
Health/ Multi-Industry	1.4%
Hospitals	0.9%
Insurance	2.7%
Internet Content	1.2%
Investments	1.8%
Leisure Time	1.0%
Leisure & Tourism	0.9%
Machinery	0.5%
Machinery & Engineering	1.6%
Maritime	0.5%
Merchandising	3.8%
Oil	2.9%
Other Computers	1.0%
Office/Communications Equipment	0.8%
Recreation	2.7%
Respiratory Devices	0.5%
Semiconductors/ Components	0.5%
Specialty Chemicals	0.8%
Technology	5.2%
Technology/ Multi-Industry	0.5%
Telecommunications	8.3%
Textiles & Apparel	0.5%
Transportation — Air	1.3%
Transportation — Shipping	2.1%
Wireless Components	1.1%
Other Assets in Excess of Liabilities	1.7%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Statement of Assets and Liabilities
June 30, 2003
(unaudited)

ASSETS:
Investments, at market value (Cost $59,692,692)	$76,042,811
Foreign currency (Cost $795,570)	793,275
Cash	4,343,708
Receivables:
Dividends	173,494
Interest	154
Investment securities sold	3,132,956
Fund shares sold	286,051
Net unrealized appreciation on unsettled foreign currency forward contracts from transaction hedges	3,040
Prepaid expenses	6,096

TOTAL ASSETS	84,781,585

LIABILITIES:
Payables:
Investment securities purchased	7,161,143
Fund shares redeemed	46,950
Due to affiliates	92,988
Accrued expenses	99,233

TOTAL LIABILITIES	7,400,314

NET ASSETS	$77,381,271

SHARES OUTSTANDING	3,476,087

NET ASSET VALUE PER SHARE	$22.26

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2003:
Paid-in capital	$87,183,279
Undistributed net investment loss	(183,437)
Undistributed net realized loss	(25,867,458)
Undistributed net realized foreign exchange loss	(110,854)
Unrealized net foreign exchange gain	9,622
Unrealized net appreciation on investments	16,350,119

NET ASSETS	$77,381,271

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Discovery Fund
Statement of Operations
For the six month period January 1, 2003 through June 30, 2003
(unaudited)

INVESTMENT LOSS:
Income:
Dividends (Net of non-reclaimable taxes of $63,053)	$573,630
Interest	1,055
Other	204

Total income	574,889

Expenses:
Investment advisory fee	502,844
Administration fee	57,000
Professional fees	28,782
Federal and state registration fees	7,925
Custodian fee	78,507
Transfer agent fees	27,436
Trustees’ fees	5,108
Miscellaneous	33,311

Total expenses	740,913

Fees paid indirectly	(2,936)

Net expenses	737,977

Net investment loss	(163,088)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from security transactions	5,269,904
Net realized foreign exchange loss	(110,854)
Net change in unrealized foreign exchange gain	4,087
Net change in unrealized appreciation of investments	8,951,736

Net realized and unrealized gain on investments	14,114,873

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,951,785

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Discovery Fund
Statement of Changes in Net Assets

	For the
	six month period
	January 1, 2003
	through	For the year
	June 30, 2003	ended
	(unaudited)	December 31, 2002

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment loss	$(163,088)	$(455,864)
Net realized and unrealized gain (loss) on investments	14,114,873	(10,939,637)

Net increase (decrease) in net assets resulting from operations	13,951,785	(11,395,501)

Distributions to shareholders:
Net investment income	—	—
Capital gains	—	—

Total distributions to shareholders	—	—

Capital share transactions:
Proceeds from shares sold	11,573,226	62,405,775
Reinvestment of distributions	—	—
Cost of shares redeemed	(16,256,389)	(27,744,689)

Net increase (decrease) in net assets derived from capital share transactions	(4,683,163)	34,661,086

Total increase in net assets	9,268,622	23,265,585

NET ASSETS:

Beginning of period	$68,112,649	$44,847,064

End of period	$77,381,271	$68,112,649

Capital share transactions are as follows:
Shares issued	570,566	2,956,674
Shares reinvested	—	—
Shares redeemed	(872,572)	(1,345,593)

Net increase (decrease) from capital share transactions	(302,006)	1,611,081

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Discovery Fund
Financial Highlights

	For the six month
	period
	January 1, 2003		For the year		For the year		For the year	For the year
	through		ended		ended		ended	ended
	June 30, 2003		December 31,		December 31,		December 31,	December 31,
	(unaudited)		2002		2001		2000	1999

Net asset value, beginning of period	$18.03		$20.70		$24.17		$28.25	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.05)		(0.12)		(0.24)		(0.23)	(0.17)
Net realized and unrealized gain (loss) on investments	4.28		(2.55)		(3.23)		(2.95)	21.14

Total income (loss) from investment operations	4.23		(2.67)		(3.47)		(3.18)	20.97

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—		—		—	—
Distributions from capital gains	—		—		—		(0.90)	(2.72)

Total distributions	—		—		—		(0.90)	(2.72)

Net asset value, end of period	$22.26		$18.03		$20.70		$24.17	$28.25

Total Return	23.46	%**	(12.90)%		(14.36)%		(11.29)%	213.65%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$77,381		$68,113		$44,847		$51,405	$26,242
Ratio of expenses before fees paid indirectly to average net assets	2.21	%*†	2.26	%†	2.34	%†	2.10%†	2.43%†
Ratio of net expenses to average net assets	2.20	%*†#	1.86	%†#	2.31	%†#	2.10%†	2.43%†
Ratio of net investment loss to average net assets	(0.49	)%*†#	(0.71	)%†#	(1.12	)%†#	(0.85)%†	(1.60)%†
Portfolio turnover	205.48	%**	405.69%		612.64%		407.96%	267.86%
Annualized portfolio turnover	414.36%		405.69%		612.64%		407.96%	267.86%

*	Annualized

**	Not Annualized

†	Such ratios are after administrative agent and transfer agent waivers and adviser expense reimbursements, when applicable. PFPC, Inc., the administrative agent and transfer agent, waived a portion of its fees from December 31, 1998 through December 31, 2001. The adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) will not exceed the Fund’s operating expense cap for the first fifty-four months of its operations. For the period from December 31, 1998 through May 31, 1999, the Fund’s operating expense cap was 2.50% of average net assets. For the period June 1, 1999 through June 30, 2002, the operating expense cap was reduced to 2.40% of average net assets. For the period July 1, 2002 through June 30, 2003, the Fund was reimbursed for expenses exceeding the 2.40% expense cap after reduction of amounts received through commission recapture programs that were applied to Fund expenses.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus European Opportunity Fund
Performance Overview

      The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

     The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1998 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

			Since Inception
Average Annual Total Returns as of 6/30/03	1 Year	3 Years	(12/31/98 - 6/30/03)

Driehaus European Opportunity Fund (DREOX)[1]	16.59%	-7.47%	22.66%
MSCI Europe Index[2]	-5.22%	-11.87%	-5.67%

[1]	The returns for these periods reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International Europe Index (MSCI Europe Index) is a recognized benchmark of European stock markets. It is an unmanaged index of a sample of companies representative of the market structure of 16 European countries. Data is in U.S. dollars. Source: Strategic Financial Solutions, L.L.C.

Driehaus European Opportunity Fund
Schedule of Investments
June 30, 2003
(unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 89.5%

EUROPE — 85.2%
Germany — 19.5%
Aareal Bank AG	28,000	$583,909
Allianz AG — ADR	27,000	223,290
Commerzbank AG	17,000	237,776
Deutsche Boerse AG	10,000	529,731
Drillisch AG**	90,000	165,361
ElringKlinger AG	3,000	197,228
Escada AG	14,000	134,724
Freenet.de AG**	17,000	669,599
Fresenius Medical Care AG	8,000	289,382
Funkwerk AG	24,000	538,803
Grenkeleasing AG	19,500	371,719
Jenoptik AG	33,000	424,428
Puma AG	1,500	148,997
Techem AG**	23,000	283,400
United Internet AG	27,000	458,878
Vossloh AG	10,000	358,857
WaveLight Laser Technologie AG**	27,000	291,759

		5,907,841

United Kingdom — 14.4%
Carillion PLC	129,000	348,045
EasyJet PLC**	129,000	489,604
Egg PLC**	180,000	368,317
Game Group PLC	250,000	236,180
Kensington Group PLC	123,000	548,020
Man Group PLC	19,000	374,983
MICE Group PLC	100,000	114,686
Minorplanet Systems PLC**	30,000	57,673
Psion PLC**	260,000	279,950
Spirent PLC	700,000	303,218
Thus Group PLC**	800,000	244,224
Toad PLC**	350,000	51,980
Torex PLC	35,000	290,223
Vodafone Group PLC — ADR	19,000	373,350
Willis Group Holdings, Ltd. — ADR	9,500	292,125

		4,372,578

Netherlands — 9.7%
ASM International NV — ADR**	38,500	572,495
Euronext NV**	17,000	421,476
Exact Holding NV**	20,000	320,847
Imtech NV	23,000	426,024
Koninklijke Grolsch NV	8,000	203,211
United Services Group NV	10,000	117,705
Van der Moolen Holding NV — ADR	26,000	358,800
Versatel Telecom International NV**	400,000	519,051

		2,939,609

France — 6.8%
Christian Dior SA	3,000	119,956
Etam Developpement SA	14,000	369,766
Scor SA**	33,000	187,582
Societe Industrielle D’Aviations Latecoere SA	5,000	89,513
Sopra Group	9,500	288,004
Stallergenes	7,000	308,433
UBI Soft Entertainment SA**	18,000	346,225
Valeo SA	10,000	346,800

		2,056,279

Spain — 4.8%
Iberia Lineas Aereas de Espana SA	200,000	388,140
Inmobiliaria Urbis SA	40,000	308,215
Promotora de Informaciones SA	51,000	463,253
Telefonica SA — ADR**	9,000	311,130

		1,470,738

Russia — 4.5%
AO VimpelCom — ADR**	7,000	325,080
Golden Telecom, Inc. — ADR**	20,000	448,800
LUKOIL — ADR	4,000	316,000
Sberbank RF — ADR	1,000	282,700

		1,372,580

Belgium — 4.0%
Algemene Maatschappij voor Nijverheidskredit NV**	7,500	298,598
Groupe Bruxelles Lambert SA	10,000	452,447
Telindus Group NV**	60,000	478,859

		1,229,904

Italy — 3.6%
Amplifon SpA	11,000	207,035
Carraro SpA**	100,000	180,290
Merloni Elettrodomestici SpA	48,000	709,952

		1,097,277

Switzerland — 3.3%
IsoTis SA**	155,000	218,561
Roche Holding AG	10,000	784,399

		1,002,960

Sweden — 2.6%
Finnveden AB — B**	54,500	230,802
HiQ International AB**	140,000	116,303
LGP Telecom Holding AB**	25,200	70,831
Telelogic AB**	350,000	201,126
TV 4 AB	9,000	184,949

		804,011

Notes to Financial Statements are an integral part of this Schedule.

Driehaus European Opportunity Fund
Schedule of Investments
June 30, 2003
(unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

Austria — 2.5%
Erste Bank der Oesterreichischen Sparkassen AG	8,525	$753,312

Poland — 1.6%
Telekomunikacja Polska SA — GDR	135,000	473,783

Ireland — 1.5%
ICON PLC — ADR**	10,000	318,200
Trinity Biotech PLC — ADR**	49,000	148,470

		466,670

Norway — 1.5%
Schibsted ASA	33,000	457,165

Turkey — 1.1%
Global Menkul Degerler AS**	120,000,000	79,563
Turkcell Iletisim Hizmetleri AS — ADR**	16,000	270,400

		349,963

Czech Republic — 1.1%
Unipetrol AS**	180,000	335,986

Croatia — 1.0%
Pliva DD — GDR	23,000	318,550

Greece — 0.9%
Forthnet SA**	33,000	209,940
Sarantis SA**	24,000	65,869

		275,809

Estonia — 0.8%
Hansabank, Ltd.	12,500	256,224

Total Europe		25,941,239

MIDDLE EAST — 2.7%
Israel — 2.7%
NICE Systems, Ltd. — ADR**	42,000	631,680
SHL Telemedicine, Ltd.**	37,000	204,867

		836,547

Total Middle East		836,547

NORTH AMERICA — 1.1%
Canada — 1.1%
Telesystem International Wireless, Inc.**	90,000	344,434

Total North America		344,434

AFRICA — 0.5%
South Africa — 0.5%
Gold Fields, Ltd. — ADR	13,000	158,340

Total Africa		158,340

Total Equity Securities (Cost $21,615,066)		27,280,560

WARRANTS — 0.0%

EUROPE — 0.0%
France — 0.0%
UBI Soft Entertainment SA — Warrants**	23,000	13,206

Total Warrants (Cost $5,980)		13,206

TOTAL INVESTMENTS
(COST $21,621,046)	89.5%	$27,293,766
Other Assets in Excess of Liabilities	10.5%	3,200,390

Net Assets	100.0%	$30,494,156

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis		$21,621,046

Gross Appreciation		$5,919,834
Gross Depreciation		(247,114)

Net Appreciation		$5,672,720

**	Non-income producing security.

ADR — American Depository Receipt

GDR — Global Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus European Opportunity Fund
Schedule of Investments by Industry
June 30, 2003
(unaudited)

Percent of
Industry	Net Assets

Appliances	2.3%
Banking	9.0%
Beverages & Tobacco	0.7%
Biotechnology	0.7%
Broadcast & Publishing Services	3.6%
Capital Goods/ Multi-Industry	1.4%
Chemicals	1.1%
Clothing	0.4%
Communications	1.5%
Computer Services	1.4%
Construction	1.1%
Contract Research	1.0%
Cosmetics	0.2%
Data Processing	0.9%
Drugs	2.1%
Electrical & Electronics	1.2%
Electronic Components	1.2%
Electronic Systems/ Devices	1.1%
Energy Sources	1.5%
Finance/ Multi-Industry	1.4%
Financial Services	7.7%
Food & Household	1.2%
Health Care	2.6%
Health/ Multi-Industry	0.7%
Hospital Supplies	1.2%
Industrial Components	1.1%
Industrial Services	1.0%
Insurance	0.6%
International Trading	2.1%
Investments	1.5%
Leasing	0.3%
Machinery & Engineering	0.8%
Medical Supplies	1.9%
Merchandising	1.6%
Office/ Communications Equipment	6.8%
Oil	1.0%
Other Computers	0.4%
Precious Metals — Gold & Silver	0.5%
Real Estate	1.0%
Recreation	1.7%
Semiconductor Suppliers	1.9%
Services/ Medical Profession	1.0%
Technology	2.2%
Technology/ Multi-Industry	0.7%
Telecommunications	6.4%
Telephone Utilities	2.8%
Textiles & Apparel	1.2%
Transportation — Air	2.9%
Water Utilities	0.9%
Other Assets in Excess of Liabilities	10.5%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus European Opportunity Fund
Statement of Assets and Liabilities
June 30, 2003
(unaudited)

ASSETS:
Investments, at market value (Cost $21,621,046)	$27,293,766
Cash	3,111,171
Receivables:
Dividends	57,304
Investment securities sold	1,418,933
Fund shares sold	116,602
Prepaid expenses	3,517

TOTAL ASSETS	32,001,293

LIABILITIES:
Payables:
Investment securities purchased	1,369,302
Fund shares redeemed	30,000
Due to affiliates	26,922
Net unrealized depreciation on unsettled foreign currency forward contracts from transaction hedges	1,034
Accrued expenses	79,879

TOTAL LIABILITIES	1,507,137

NET ASSETS	$30,494,156

SHARES OUTSTANDING	1,239,750

NET ASSET VALUE PER SHARE	$24.60

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2003:
Paid-in capital	$38,448,459
Undistributed net investment gain	72,730
Undistributed net realized loss	(13,700,968)
Undistributed net realized foreign exchange loss	(1,263)
Unrealized net foreign exchange gain	2,478
Unrealized net appreciation on investments	5,672,720

NET ASSETS	$30,494,156

Notes to Financial Statements are an integral part of this Statement.

Driehaus European Opportunity Fund
Statement of Operations
For the six month period January 1, 2003 through June 30, 2003
(unaudited)

INVESTMENT INCOME:
Income:
Dividends (Net of non-reclaimable taxes of $38,097)	$325,538
Other	312

Total income	325,850

Expenses:
Investment advisory fee	179,209
Administration fee	57,000
Professional fees	12,407
Federal and state registration fees	8,446
Custodian fee	61,415
Transfer agent fees	22,546
Trustees’ fees	3,323
Miscellaneous	30,337

Total expenses	374,683

Expense reimbursement from advisor	(123,694)

Net expenses	250,989

Net investment income	74,861

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from security transactions	2,080,872
Net realized foreign exchange loss	(1,263)
Net change in unrealized foreign exchange gain	(3,556)
Net change in unrealized appreciation of investments	3,478,459

Net realized and unrealized gain on investments	5,554,512

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,629,373

Notes to Financial Statements are an integral part of this Statement.

Driehaus European Opportunity Fund
Statement of Changes in Net Assets

	For the
	six month period
	January 1, 2003
	through	For the year
	June 30, 2003	ended
	(unaudited)	December 31, 2002

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$74,861	$(53,803)
Net realized and unrealized gain (loss) on investments	5,554,512	(657,641)

Net increase (decrease) in net assets resulting from operations	5,629,373	(711,444)

Distributions to shareholders:
Net investment income	—	—
Capital gains	—	—

Total distributions to shareholders	—	—

Capital share transactions:
Proceeds from shares sold	7,263,088	10,599,576
Reinvestment of distributions	—	—
Cost of shares redeemed	(8,229,264)	(9,569,188)

Net increase (decrease) in net assets derived from capital share transactions	(966,176)	1,030,388

Total increase in net assets	4,663,197	318,944

NET ASSETS:

Beginning of period	$25,830,959	$25,512,015

End of period	$30,494,156	$25,830,959

Capital share transactions are as follows:
Shares issued	334,687	528,141
Shares reinvested	—	—
Shares redeemed	(416,427)	(481,709)

Net increase (decrease) from capital share transactions	(81,740)	46,432

Notes to Financial Statements are an integral part of this Statement.

Driehaus European Opportunity Fund
Financial Highlights

	For the six month
	period
	January 1, 2003		For the year		For the year		For the year	For the year
	through		ended		ended		ended	ended
	June 30, 2003		December 31,		December 31,		December 31,	December 31,
	(unaudited)		2002		2001		2000	1999

Net asset value, beginning of period	$19.55		$20.01		$25.51		$26.99	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.06		(0.04)		(0.09)		(0.39)	(0.11)
Net realized and unrealized gain (loss) on investments	4.99		(0.42)		(5.41)		(0.60)	17.10

Total income (loss) from investment operations	5.05		(0.46)		(5.50)		(0.99)	16.99

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—		—		—	—
Distributions from capital gains	—		—		—		(0.49)	—

Total distributions	—		—		—		(0.49)	—

Net asset value, end of period	$24.60		$19.55		$20.01		$25.51	$26.99

Total Return	25.83	%**	(2.30)%		(21.56)%		(3.64)%	169.90%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$30,494		$25,831		$25,512		$42,099	$21,997
Ratio of expenses before fees paid indirectly to average net assets	2.10	%*†	2.18	%†	2.10	%†	2.04%†	2.10%†
Ratio of net expenses to average net assets	2.10	%*†#	1.83	%†#	2.07	%†#	2.04%†	2.10%†
Ratio of net investment income (loss) to average net assets	0.63	%*†#	(0.22	)%†#	(0.40	)%†#	(1.21)%†	(1.26)%†
Portfolio turnover	118.75	%**	367.45%		587.41%		500.76%	214.90%
Annualized portfolio turnover	239.48%		367.45%		587.41%		500.76%	214.90%

*	Annualized

**	Not Annualized

†	Such ratios are after administrative agent and transfer agent waivers and adviser expense reimbursements, when applicable. PFPC, Inc., the administrative agent and transfer agent, waived a portion of its fees from December 31, 1998 through December 31, 2001. The adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) will not exceed the Fund’s operating expense cap for the first fifty-four months of its operations. For the period from December 31, 1998 through June 30, 2003, the Fund’s operating expense cap was 2.10% of average net assets. For the period July 1, 2002 through June 30, 2003, the Fund was reimbursed for expenses exceeding the 2.10% expense cap after reduction of amounts received through commission recapture programs that were applied to Fund expenses.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Asia Pacific Growth Fund
Performance Overview

      The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

     The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1997 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

				Since Inception
Average Annual Total Returns as of 6/30/03	1 Year	3 Years	5 Years	(12/31/97 - 6/30/03)

Driehaus Asia Pacific Growth Fund (DRAPX)[1]	-11.62%	-13.59%	18.39%	13.19%
MSCI AC Asia Pacific Free Index[2]	-8.10%	-15.78%	-0.47%	-1.79%

[1]	The returns for these periods reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International All Country Asia Pacific Free Index (MSCI AC Asia Pacific Free Index) is a recognized benchmark of Asian and Pacific Basin stock markets. It is an unmanaged index of a sample of companies representative of the market structure of 14 Asian and Pacific Basin countries. This index, when including or excluding securities, takes into account any limitations that an international investor would experience when investing directly in such securities. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus Asia Pacific Growth Fund
Schedule of Investments
June 30, 2003
(unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 83.6%

FAR EAST — 83.1%
Japan — 25.0%
Faith, Inc.	48	$272,630
Fujikura, Ltd.	42,000	138,513
Gigno System Japan, Inc.	79	159,875
Hikari Tsushin, Inc.**	9,000	183,635
Hitachi Construction Machinery Co., Ltd.	40,000	277,160
Index Corp.	47	273,604
JSR Corp.	20,000	243,015
Kayaba Industry Co., Ltd.	33,000	96,740
Konica Corp.	39,000	443,998
Matsui Securities Co., Ltd.	7,500	76,515
NEC Mobiling, Ltd.	7,000	113,737
Noritsu Koki Co., Ltd.	6,200	202,407
Oki Electric Industry Co., Ltd.**	33,000	94,541
Okinawa Cellular Telephone Co.	50	149,490
Round One Corp.	64	160,966
Sawai Pharmaceutical Co., Ltd.	18,200	486,546
Tamron Co., Ltd.	3,000	84,197
Yahoo Japan Corp.**	41	665,833
Yamaha Corp.	19,900	272,791
Zeon Corp.	18,000	100,137

		4,496,330

Thailand — 10.9%
Aapico Hitech Public Co., Ltd. (Foreign)	125,600	204,653
Advanced Info Service Public Co., Ltd. (Foreign)	172,600	250,442
Aromatics Public Co., Ltd. — NVDR**	206,700	88,501
Kasikornbank Public Co., Ltd. (Foreign)**	426,300	398,009
Krungthai Card Public Co., Ltd. (Foreign)	440,300	335,148
Land And Houses Public Co., Ltd. (Foreign)	1,027,200	232,122
Thai Stanley Electric Public Co., Ltd. (Foreign)	74,700	355,376
TISCO Finance Public Co., Ltd. (Foreign)**	157,600	89,597

		1,953,848

South Korea — 8.4%
Daishin Securities Co., Ltd.	8,440	146,260
GaeaSoft Corp.**	13,617	185,816
LG Ad, Inc.	11,780	205,620
Neowiz Corp.	2,603	154,720
NHN Corp.	3,067	378,721
Samsung Electronics Co., Ltd.	670	199,121
Top Engineering Co., Ltd.**	15,351	230,683

		1,500,941

Taiwan — 7.3%
Accusys, Inc.	113,100	197,704
Asustek Computer, Inc.	71,000	179,500
Compal Electronics, Inc.	151,000	202,439
Epistar Corp.**	436	574
Infortrend Technology, Inc.	125,000	321,439
Optimax Technology Corp.**	26,000	43,571
Polaris Securities Co., Ltd.**	287,000	137,654
Siliconware Precision Industries Co. — ADR**	28,700	91,840
Taiwan Semiconductor Manufacturing Co., Ltd. — ADR**	13,300	134,064

		1,308,785

India — 5.7%
Larsen & Toubro, Ltd. — GDR	12,950	135,069
Ranbaxy Laboratories, Ltd. — GDR	31,066	602,058
State Bank of India — GDR	14,071	288,174

		1,025,301

Indonesia — 5.7%
PT Astra International Tbk**	408,500	177,017
PT Bank Central Asia Tbk	876,500	305,447
PT Bank Pan Indonesia Tbk**	4,829,500	181,472
PT Kalbe Farma Tbk**	2,205,000	160,364
PT Telekomunikasi Indonesia — ADR	17,900	200,480

		1,024,780

China — 5.6%
Anhui Conch Cement Co., Ltd. — H	496,000	281,452
Chongqing Changan Automobile Co., Ltd. — B	142,600	115,753
Netease.com, Inc. — ADR**	6,095	222,224
Sinopec Shanghai Petrochemical Co., Ltd.	968,000	188,681
Sinopec Zhenhai Refining and Chemical Co., Ltd.	512,000	200,253

		1,008,363

Hong Kong — 3.8%
Brilliance China Automotive Holdings, Ltd.	98,000	27,648
Brilliance China Automotive Holdings, Ltd. — ADR	3,300	93,720
China Pharmaceutical Group, Ltd.	524,000	176,388
Techtronic Industries Co., Ltd.	86,000	144,471
Yue Yuen Industrial, Ltd.	92,500	236,643

		678,870

Singapore — 3.5%
GP Batteries International, Ltd.	121,000	180,021
Haw Par Corp., Ltd.	940	2,317
Neptune Orient Lines, Ltd.**	520,000	437,019

		619,357

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Asia Pacific Growth Fund
Schedule of Investments
June 30, 2003
(unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

Australia — 2.8%
David Jones, Ltd.	102,596	$90,825
Insurance Australia Group, Ltd.	88,758	202,390
Sigma Co., Ltd.	53,920	211,909

		505,124

Malaysia — 2.7%
Scomi Group Berhad**	87,000	113,558
Transmile Group Berhad	420,800	372,078

		485,636

Philippines — 1.0%
Manila Electric Co. — B**	323,700	89,336
Philippine Long Distance Telephone Co. — ADR**	8,800	94,776

		184,112

New Zealand — 0.7%
Sky City Entertainment Group, Ltd.	21,353	117,886

Total Far East		14,909,333

NORTH AMERICA — 0.5%
Canada — 0.5%
ATI Technologies, Inc. — ADR**	8,800	89,760

Total North America		89,760

Total Equity Securities (Cost $12,291,629)		14,999,093

EQUITY CERTIFICATES — 7.4% (Note C)

FAR EAST — 7.4%
India — 7.4%
Bharat Heavy Electrical, Ltd.†	74,465	432,992
Divi’s Laboratories, Ltd.†	16,962	200,491
Hindustan Petroleum Corp., Ltd.†	18,281	137,936
LIC Housing Finance, Ltd.†	89,074	242,940
Punjab National Bank, Ltd.†	92,103	308,370

		1,322,729

Total Equity Certificates (Cost $1,131,683)		1,322,729

RIGHTS — 0.0%

FAR EAST — 0.0%
South Korea — 0.0%
GaeaSoft Corp. — Rights**	2,723	0

Total Rights (Cost $0)		0

TOTAL INVESTMENTS
(COST $13,423,312)	91.0%	$16,321,822
Other Assets in Excess of Liabilities	9.0%	1,613,976

Net Assets	100.0%	$17,935,798

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:
Basis		$13,423,312

Gross Appreciation		$2,946,543
Gross Depreciation		(48,033)

Net Appreciation		$2,898,510

**	Non-income producing security.

†	Restricted security.

ADR — American Depository Receipt
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Asia Pacific Growth Fund
Schedule of Investments by Industry
June 30, 2003
(unaudited)

Percent of
Industry	Net Assets

Automobiles	2.3%
Automotive Manufacturing	1.7%
Banking	8.3%
Building Materials	1.6%
Chemicals	4.1%
Clothing	3.3%
Communications	2.0%
Computer Manufacturers	0.7%
Computer Services	3.6%
Drugs	5.4%
Electrical & Electronics	2.5%
Electronic Components	2.6%
Electronic Instruments	2.6%
Finance & Loan	1.9%
Financial Services	1.7%
Health Care	3.7%
Health/ Multi-Industry	1.2%
Industrial Components	0.8%
Insurance	2.5%
Internet Content	1.2%
Investments	0.8%
Machinery	3.2%
Machinery & Engineering	1.5%
Merchandising	0.5%
Office/ Communications Equipment	0.6%
Oil	1.9%
Other Computers	2.9%
Real Estate	1.3%
Recreation	7.0%
Technology	4.0%
Telecommunications	8.1%
Telephone Utilities	0.5%
Transportation — Air	2.1%
Transportation — Shipping	2.4%
Utilities	0.5%
Other Assets in Excess of Liabilities	9.0%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Asia Pacific Growth Fund
Statement of Assets and Liabilities
June 30, 2003
(unaudited)

ASSETS:
Investments, at market value (Cost $13,423,312)	$16,321,822
Foreign currency (Cost $6,760)	6,854
Cash	3,289,549
Receivables:
Dividends	20,830
Interest	18
Investment securities sold	721,701
Fund shares sold	120,500
Prepaid expenses	4,329

TOTAL ASSETS	20,485,603

LIABILITIES:
Payables:
Investment securities purchased	2,047,350
Fund shares redeemed	410,299
Due to affiliates	24,898
Net unrealized depreciation on unsettled foreign currency forward contracts from transaction hedges	1,359
Foreign taxes	294
Accrued expenses	65,605

TOTAL LIABILITIES	2,549,805

NET ASSETS	$17,935,798

SHARES OUTSTANDING	1,380,016

NET ASSET VALUE PER SHARE	$13.00

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2003:
Paid-in capital	$23,287,860
Undistributed net investment loss	(65,782)
Undistributed net realized loss	(8,138,728)
Undistributed net realized foreign exchange loss	(45,211)
Unrealized net foreign exchange loss	(851)
Unrealized net appreciation on investments	2,898,510

NET ASSETS	$17,935,798

Notes to Financial Statements are an integral part of this Statement.

Driehaus Asia Pacific Growth Fund
Statement of Operations
For the six month period January 1, 2003 through June 30, 2003
(unaudited)

INVESTMENT LOSS:
Income:
Dividends (Net of non-reclaimable taxes of $19,133)	$195,752
Other	66

Total income	195,818

Expenses:
Investment advisory fee	143,901
Administration fee	57,000
Professional fees	18,420
Federal and state registration fees	8,247
Custodian fee	39,919
Transfer agent fees	20,022
Trustees’ fees	3,024
Miscellaneous	22,644

Total expenses	313,177

Expense reimbursement from advisor	(73,121)

Net expenses	240,056

Net investment loss	(44,238)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from security transactions	(298,883)
Net realized foreign exchange loss	(45,211)
Net change in unrealized foreign exchange loss	(3,682)
Net change in unrealized appreciation of investments	2,723,107

Net realized and unrealized gain on investments	2,375,331

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,331,093

Notes to Financial Statements are an integral part of this Statement.

Driehaus Asia Pacific Growth Fund
Statement of Changes in Net Assets

	For the
	six month period
	January 1, 2003
	through	For the year
	June 30, 2003	ended
	(unaudited)	December 31, 2002

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment loss	$(44,238)	$(207,062)
Net realized and unrealized gain (loss) on investments	2,375,331	(4,070,368)

Net increase (decrease) in net assets resulting from operations	2,331,093	(4,277,430)

Distributions to shareholders:
Net investment income	—	—
Capital gains	—	—

Total distributions to shareholders	—	—

Capital share transactions:
Proceeds from shares sold	2,672,239	14,529,286
Reinvestment of distributions	—	—
Cost of shares redeemed	(7,836,652)	(10,029,199)

Net increase (decrease) in net assets derived from capital share transactions	(5,164,413)	4,500,087

Total increase (decrease) in net assets	(2,833,320)	222,657

NET ASSETS:

Beginning of period	$20,769,118	$20,546,461

End of period	$17,935,798	$20,769,118

Capital share transactions are as follows:
Shares issued	224,486	1,061,299
Shares reinvested	—	—
Shares redeemed	(672,584)	(762,407)

Net increase (decrease) from capital share transactions	(448,098)	298,892

Notes to Financial Statements are an integral part of this Statement.

Driehaus Asia Pacific Growth Fund
Financial Highlights

	For the six
	month period
	January 1,
	2003
	through		For the year		For the year
	June 30,		ended		ended
	2003		December 31,		December 31,
	(unaudited)		2002		2001

Net asset value, beginning of period	$11.36		$13.44		$17.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.03)		(0.11)		(0.15)
Net realized and unrealized gain (loss) on investments	1.67		(1.97)		(3.22)

Total income (loss) from investment operations	1.64		(2.08)		(3.37)

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—		—
Distributions from capital gains	—		—		(0.47)

Total distributions	—		—		(0.47)

Net asset value, end of period	$13.00		$11.36		$13.44

Total Return	14.44	%**	(15.48)%		(19.54)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$17,936		$20,769		$20,546
Ratio of expenses before fees paid indirectly to average net assets	2.50	%*†	2.55	%†	2.50	%†
Ratio of net expenses to average net assets	2.50	%*†#	2.10	%†#	2.45	%†#
Ratio of net investment loss to average net assets	(0.46	) %*†#	(0.85	)%†#	(1.19	)%†#
Portfolio turnover	200.38	%**	486.17%		710.11%
Annualized portfolio turnover	404.08%		486.17%		710.11%

[Additional columns below]

[Continued from above table, first column(s) repeated]

					For the period
			For the three		from the
			month		commencement
			period		of operations
			October 1,		December 31,
	For the year	For the year	1998		1997
	ended	ended	through		through
	December 31,	December 31,	December 31,		September 30,
	2000	1999	1998		1998

Net asset value, beginning of period	$31.19	$9.90	$8.30		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.23)	(0.23)	(0.04)		(0.02)
Net realized and unrealized gain (loss) on investments	(8.83)	25.85	1.64		(1.68)

Total income (loss) from investment operations	(9.06)	25.62	1.60		(1.70)

LESS DISTRIBUTIONS:
Dividends from net investment income	—	—	—		—
Distributions from capital gains	(4.85)	(4.33)	—		—

Total distributions	(4.85)	(4.33)	—		—

Net asset value, end of period	$17.28	$31.19	$9.90		$8.30

Total Return	(29.61)%	264.49%	19.28	%**	(17.00	)%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$19,055	$30,032	$4,965		$3,582
Ratio of expenses before fees paid indirectly to average net assets	2.36%†	2.60%†	2.95	%*†	2.95	%*†
Ratio of net expenses to average net assets	2.36%†	2.60%†	2.95	%*†	2.95	%*†
Ratio of net investment loss to average net assets	(0.76)%†	(1.88)%†	(2.64	)%*†	(0.45	)%*†
Portfolio turnover	648.73%	362.55%	92.40	%**	283.59	%**
Annualized portfolio turnover	648.73%	362.55%	366.60%		379.16%

*	Annualized

**	Not Annualized

†	Such ratios are after administrative agent and transfer agent waivers and adviser expense reimbursements, when applicable. PFPC, Inc., the administrative agent and transfer agent, waived a portion of its fees from December 31, 1997 through December 31, 2000. The adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) will not exceed the Fund’s operating expense cap for the first sixty-six months of its operations. For the period from December 31, 1997 through May 31, 1999, the Fund’s operating expense cap was 2.95% of average net assets. For the period June 1, 1999 through June 30, 2002, the operating expense cap was reduced to 2.50% of average net assets. For the period July 1, 2002 through June 30, 2003, the Fund was reimbursed for expenses exceeding the 2.50% expense cap after reduction of amounts received through commission recapture programs that were applied to Fund expenses.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Performance Overview

      The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

     The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1997 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

				Since Inception
Average Annual Total Returns as of 6/30/03	1 Year	3 Years	5 Years	(12/31/97 - 6/30/03)

Driehaus Emerging Markets Growth Fund (DREGX)[1]	10.45%	-5.01%	10.97%	8.94%
MSCI EMF Index[2]	6.96%	-7.02%	2.52%	-1.53%

[1]	The returns for these periods reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF Index) is a recognized benchmark of emerging markets stock markets. It is an unmanaged index of a sample of companies representative of the market structure of 26 emerging markets countries. This index, when including or excluding securities, takes into account any limitations that an international investor would experience when investing directly in such securities. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2003
(unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 89.5%

FAR EAST — 47.6%
South Korea — 17.0%
Anam Semiconductor, Inc.**	84,900	$284,303
Daishin Securities Co., Ltd.	39,110	677,754
Hanil Cement Co., Ltd.	9,290	372,533
KH Vatec Co., Ltd.	10,108	922,371
LG Ad, Inc.	7,370	128,643
Neowiz Corp.	8,909	529,543
NHN Corp.	3,634	448,736
Osung LST Co., Ltd.**	65,053	435,139
Pulmuone Co., Ltd.	19,780	1,084,629
Samsung Electronics Co., Ltd.	3,700	1,099,622
Top Engineering Co., Ltd.**	56,392	847,414

		6,830,687

Taiwan — 9.0%
Asustek Computer, Inc.	180,000	455,071
China Motor Co., Ltd.	230,000	421,988
Compal Electronics, Inc. — GDR**	70,959	475,425
Infortrend Technology, Inc.	280,000	720,023
Optimax Technology Corp.	113,000	189,367
Siliconware Precision Industries Co. — ADR**	125,800	402,560
Taiwan Semiconductor Manufacturing Co., Ltd.**	579,000	953,568

		3,618,002

Thailand — 5.6%
Advanced Info Service Public Co., Ltd. — NVDR	201,000	294,041
AEON Thana Sinsap Public Co., Ltd. (Foreign)	116,400	387,631
AEON Thana Sinsap Public Co., Ltd. — NVDR	31,900	106,232
Sansiri Public Co., Ltd. (Foreign)**	2,611,600	515,611
Seamico Securities Public Co., Ltd. — NVDR	344,200	284,514
Siam Commercial Bank Public Co., Ltd. (Foreign)**	536,800	459,677
United Communication Industry Public Co., Ltd. — NVDR**	370,200	192,849

		2,240,555

Indonesia — 3.9%
PT Bank Pan Indonesia Tbk**	15,349,000	576,750
PT Indocement Tunggal Prakarsa Tbk**	1,379,000	208,939
PT Kalbe Farma Tbk**	2,798,000	203,491
PT Telekomunikasi Indonesia Tbk	1,001,000	561,167

		1,550,347

Philippines — 3.6%
Filinvest Land, Inc.**	14,901,000	284,386
Philippine Long Distance Telephone Co. — ADR**	109,385	1,178,075

		1,462,461

Hong Kong — 2.7%
Brilliance China Automotive Holdings, Ltd.	2,236,000	630,818
China Pharmaceutical Group, Ltd.	1,390,000	467,900

		1,098,718

China — 2.7%
Anhui Conch Cement Co., Ltd. — H	1,472,000	835,277
Sohu.com, Inc. — ADR**	7,700	263,032

		1,098,309

India — 2.4%
State Bank of India — GDR	48,052	984,105

Malaysia — 0.7%
Scomi Group Berhad**	221,000	288,465

Total Far East		19,171,649

NORTH AMERICA — 10.0%
Mexico — 8.7%
America Movil SA de CV — ADR — L	44,874	841,388
Apasco SA de CV	25,600	198,434
Corporacion GEO SA de CV — B**	144,900	425,358
Grupo Aeroportuario del Sureste SA de CV — ADR	35,800	523,754
Grupo Financiero Banorte SA de CV — O	324,042	917,040
Grupo Televisa SA — ADR	17,635	608,408

		3,514,382

Bermuda — 0.7%
Credicorp, Ltd. — ADR	27,000	267,300

Canada — 0.6%
Telesystem International Wireless, Inc.**	57,827	221,305

Total North America		4,002,987

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2003
(unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

SOUTH AMERICA — 8.2%
Brazil — 6.9%
Brasil Telecom Participacoes SA — ADR	18,800	$704,060
Empresa Brasileira de Aeronautica SA — ADR	15,100	288,410
Gerdau SA (Pref.)	62,280	714,188
Petroleo Brasileiro SA — ADR	15,000	296,400
Tele Centro Oeste Celular Participacoes SA — ADR	68,200	394,196
Telemig Celular Participacoes SA — ADR	18,300	384,666

		2,781,920

Argentina — 1.3%
Grupo Financiero Galicia SA — ADR**	70,300	310,023
Telecom Argentina Stet - France Telecom SA — ADR**	34,457	223,971

		533,994

Total South America		3,315,914

MIDDLE EAST — 8.2%
Israel — 7.1%
Agis Industries, Ltd.	31,448	656,742
Formula Systems, Ltd.**	14,245	206,889
Makhteshim - Agan Industries, Ltd.	157,414	419,382
RADWARE, Ltd. — ADR**	42,200	722,886
Teva Pharmaceutical Industries, Ltd. — ADR	15,000	853,950

		2,859,849

Egypt — 1.1%
Egyptian Co. for Mobile Services	48,427	431,835

Total Middle East		3,291,684

AFRICA — 7.8%
South Africa — 7.8%
Foschini, Ltd.	517,136	1,015,679
MTN Group, Ltd.**	465,885	1,009,933
Standard Bank Group, Ltd.	158,825	693,669
Truworths International, Ltd.	424,671	412,795

		3,132,076

Total Africa		3,132,076

EUROPE — 7.7%
Russia — 5.6%
AO VimpelCom — ADR**	16,882	784,096
RAO Unified Energy System — GDR	7,298	195,222
Sberbank RF — ADR	1,178	333,021
Sibneft — ADR	166,761	436,914
YUKOS — ADR	8,250	462,000

		2,211,253

Czech Republic — 0.9%
Unipetrol AS**	197,800	369,212

Poland — 0.7%
Softbank SA**	50,258	292,255

Estonia — 0.5%
Hansabank, Ltd.	10,601	217,298

Total Europe		3,090,018

Total Equity Securities (Cost $27,493,617)		36,004,328

EQUITY CERTIFICATES — 5.1% (Note C)

FAR EAST — 5.1%
India — 5.1%
Bharat Electronics, Ltd.†	58,958	432,274
Bharat Heavy Electrical, Ltd.†	100,200	582,633
Canara Bank, Ltd.†	299,346	618,060
Housing Development Finance Corp., Ltd.†	46,585	410,633

		2,043,600

Total Equity Certificates (Cost $1,895,520)		2,043,600

RIGHTS — 0.0%

FAR EAST — 0.0%
Thailand — 0.0%
TelecomAsia Corp. Public Co., Ltd. (Foreign) — Rights**	27,883	0

Total Rights (Cost $0)		0

TOTAL INVESTMENTS
(COST $29,389,137)	94.6%	$38,047,928
Other Assets in Excess of Liabilities	5.4%	2,150,773

Net Assets	100.0%	$40,198,701

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:
Basis		$29,389,137

Gross Appreciation		$8,801,559
Gross Depreciation		(142,768)

Net Appreciation		$8,658,791

**	Non-income producing security.

†	Restricted security.

ADR — American Depository Receipt

GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments by Industry
June 30, 2003
(unaudited)

Percent of
Industry	Net Assets

Automobiles	2.6%
Banking	11.1%
Broadcast & Publishing Services	1.5%
Building Materials	2.6%
Chemicals	2.0%
Clothing	1.0%
Communications	0.3%
Computer Services	1.2%
Construction	1.1%
Drugs	3.7%
Electrical	1.2%
Electrical & Electronics	0.7%
Electrical Utilities	0.5%
Electronic Components	6.8%
Electronic Instruments	5.3%
Electronic Systems/ Devices	1.1%
Energy Sources	1.1%
Finance & Loan	1.0%
Financial Services	5.9%
Food & Household	2.7%
Health Care	2.8%
Insurance	0.9%
Internet Content	0.7%
Machinery	1.4%
Merchandising	2.5%
Metals — Steel	1.8%
Miscellaneous Materials	0.5%
Oil	2.6%
Other Computers	1.8%
Real Estate	2.0%
Technology	2.4%
Technology/ Multi-Industry	1.8%
Telecommunications	9.7%
Telephone Utilities	8.3%
Transportation — Air	2.0%
Other Assets in Excess of Liabilities	5.4%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Statement of Assets and Liabilities
June 30, 2003
(unaudited)

ASSETS:
Investments, at market value (Cost $29,389,137)	$38,047,928
Foreign currency (Cost $299,704)	299,975
Cash	2,049,002
Receivables:
Dividends	66,385
Interest	24
Investment securities sold	1,944,588
Fund shares sold	49,566
Prepaid expenses	7,281

TOTAL ASSETS	42,464,749

LIABILITIES:
Payables:
Investment securities purchased	2,132,509
Fund shares redeemed	1,170
Due to affiliates	46,711
Net unrealized depreciation on unsettled foreign currency forward contracts from transaction hedges	1,151
Foreign taxes	1,003
Accrued expenses	83,504

TOTAL LIABILITIES	2,266,048

NET ASSETS	$40,198,701

SHARES OUTSTANDING	2,678,790

NET ASSET VALUE PER SHARE	$15.01

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2003:
Paid-in capital	$42,025,078
Undistributed net investment loss	(38,568)
Undistributed net realized loss	(10,359,049)
Undistributed net realized foreign exchange loss	(85,847)
Unrealized net foreign exchange loss	(1,704)
Unrealized net appreciation on investments	8,658,791

NET ASSETS	$40,198,701

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund
Statement of Operations
For the six month period January 1, 2003 through June 30, 2003
(unaudited)

INVESTMENT LOSS:
Income:
Dividends (Net of non-reclaimable taxes of $47,506)	$426,455
Other	3,577

Total income	430,032

Expenses:
Investment advisory fee	265,072
Administration fee	57,000
Professional fees	21,308
Federal and state registration fees	7,952
Custodian fee	77,001
Transfer agent fees	19,870
Trustees’ fees	3,868
Miscellaneous	27,644

Total expenses	479,715

Fees paid indirectly	(3,778)
Expense reimbursement from advisor	(34,039)

Net expenses	441,898

Net investment loss	(11,866)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from security transactions	2,511,452
Net realized foreign exchange loss	(85,847)
Net change in unrealized foreign exchange loss	(5,277)
Net change in unrealized appreciation of investments	4,800,862

Net realized and unrealized gain on investments	7,221,190

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,209,324

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund
Statement of Changes in Net Assets

	For the six
	month period
	January 1, 2003
	through	For the year
	June 30, 2003	ended
	(unaudited)	December 31, 2002

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment loss	$(11,866)	$(271,745)
Net realized and unrealized gain (loss) on investments	7,221,190	(4,339,298)

Net increase (decrease) in net assets resulting from operations	7,209,324	(4,611,043)

Distributions to shareholders:
Net investment income	—	—
Capital gains	—	—

Total distributions to shareholders	—	—

Capital share transactions:
Proceeds from shares sold	4,196,898	33,884,082
Reinvestment of distributions	—	—
Cost of shares redeemed	(7,139,517)	(15,294,504)

Net increase (decrease) in net assets derived from capital share transactions	(2,942,619)	18,589,578

Total increase in net assets	4,266,705	13,978,535

NET ASSETS:

Beginning of period	$35,931,996	$21,953,461

End of period	$40,198,701	$35,931,996

Capital share transactions are as follows:
Shares issued	313,444	2,384,517
Shares reinvested	—	—
Shares redeemed	(565,919)	(1,107,044)

Net increase (decrease) from capital share transactions	(252,475)	1,277,473

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund
Financial Highlights

	For the six
	month period
	January 1,
	2003
	through		For the year		For the year
	June 30,		ended		ended
	2003		December 31,		December 31,
	(unaudited)		2002		2001

Net asset value, beginning of period	$12.26		$13.27		$13.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	—		(0.09)		(0.11)
Net realized and unrealized gain (loss) on investments	2.75		(0.92)		(0.16)

Total income (loss) from investment operations	2.75		(1.01)		(0.27)

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—		(0.03)
Distributions from capital gains	—		—		—

Total distributions	—		—		(0.03)

Net asset value, end of period	$15.01		$12.26		$13.27

Total Return	22.43	%**	(7.61)%		(1.98)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$40,199		$35,932		$21,953
Ratio of expenses before fees paid indirectly to average net assets	2.52	%*†	2.50	%†	2.50	%†
Ratio of net expenses to average net assets	2.50	%*†#	2.16	%†#	2.49	%†#
Ratio of net investment income (loss) to average net assets	(0.07	)%*†#	(0.76	)%†#	(0.79	)%†#
Portfolio turnover	155.01	%**	355.14%		505.50%
Annualized portfolio turnover	312.60%		355.14%		505.50%

[Additional columns below]

[Continued from above table, first column(s) repeated]

					For the period
			For the three		from the
			month		commencement
			period		of operations
			October 1,		December 31,
	For the year	For the year	1998		1997
	ended	ended	through		through
	December 31,	December 31,	December 31,		September 30,
	2000	1999	1998		1998

Net asset value, beginning of period	$18.36	$8.73	$7.56		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.10	(0.14)	(0.03)		(0.03)
Net realized and unrealized gain (loss) on investments	(4.28)	10.05	1.20		(2.41)

Total income (loss) from investment operations	(4.18)	9.91	1.17		(2.44)

LESS DISTRIBUTIONS:
Dividends from net investment income	—	—	—		—
Distributions from capital gains	(0.61)	(0.28)	—		—

Total distributions	(0.61)	(0.28)	—		—

Net asset value, end of period	$13.57	$18.36	$8.73		$7.56

Total Return	(22.73)%	114.16%	15.48	%**	(24.40	)%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$24,158	$10,537	$4,028		$3,487
Ratio of expenses before fees paid indirectly to average net assets	2.50%†	2.58%†	2.75	%*†	2.75	%*†
Ratio of net expenses to average net assets	2.50%†	2.58%†	2.75	%*†	2.75	%*†
Ratio of net investment income (loss) to average net assets	0.78%†	(1.29)%†	(1.23	)%*†	(0.49	)%*†
Portfolio turnover	375.47%	366.53%	82.60	%**	261.21	%**
Annualized portfolio turnover	375.47%	366.53%	327.69%		349.24%

*	Annualized

**	Not Annualized

†	Such ratios are after administrative agent and transfer agent waivers and adviser expense reimbursements, when applicable. PFPC, Inc., the administrative agent and transfer agent, waived a portion of its fees from December 31, 1997 through December 31, 2000. The adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) will not exceed the Fund’s operating expense cap for the first sixty-six months of its operations. For the period from December 31, 1997 through May 31, 1999, the Fund’s operating expense cap was 2.75% of average net assets. For the period June 1, 1999 through June 30, 2002, the operating expense cap was reduced to 2.50% of average net assets. For the period July 1, 2002 through June 30, 2003, the Fund was reimbursed for expenses exceeding the 2.50% expense cap after reduction of amounts received through commission recapture programs that were applied to Fund expenses.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mutual Funds
Notes to Financial Statements

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

     The Driehaus Mutual Funds (the “Trust”) is a registered management investment company, organized as a Delaware statutory trust with five separate series (“Funds”). The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996 and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The five Funds included in the Trust are as follows:

Fund	Commencement of Operations

*Driehaus International Growth Fund	10/28/96
Driehaus International Discovery Fund	12/31/98
Driehaus European Opportunity Fund	12/31/98
Driehaus Asia Pacific Growth Fund	12/31/97
Driehaus Emerging Markets Growth Fund	12/31/97

*	The Driehaus International Growth Fund was the successor to the assets of the Driehaus International Large Cap Fund, L.P. (the “Partnership”), a Limited Partnership organized on July 1, 1990.

     The investment objective of the Funds is to maximize capital appreciation.

     The Driehaus International Growth Fund seeks to achieve its objective by investing primarily in equity securities of foreign companies.

     The Driehaus International Discovery Fund seeks to achieve its objective by investing primarily in equity securities of small to mid-size foreign companies with market capitalizations of less than $1.5 billion.

     The Driehaus European Opportunity Fund seeks to achieve its objective by investing primarily in equity securities of European companies.

     The Driehaus Asia Pacific Growth Fund seeks to achieve its objective by investing primarily in equity securities of Asia Pacific companies.

     The Driehaus Emerging Markets Growth Fund seeks to achieve its objective by investing primarily in the equity securities of emerging markets companies.

     On May 19, 2003, the Board of Trustees of the Trust approved two Agreements and Plans of Reorganization (the “Plans”) under which the assets of the Driehaus International Growth Fund and the Driehaus European Opportunity Fund would be combined with those of the Driehaus International Discovery Fund, and the assets of the Driehaus Asia Pacific Growth Fund would be combined with those of the Driehaus Emerging Markets Growth Fund. Each Plan requires approval by shareholders of the Fund whose assets are being acquired, and will be submitted to shareholders for their consideration at meetings to be held on September 12, 2003. If approved by shareholders, the reorganizations (which are intended to be tax-free) are expected to be completed by the end of the third quarter of 2003.

Fiscal Year End

     The fiscal year end for the Funds is December 31.

Securities Valuation and Transactions

     Depending upon local convention or regulation, equity securities may be valued at the last sale price, last bid or asked price, or the mean between the last bid and asked prices as of, in each case, the close of the appropriate exchange or other designated time. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees.

     Securities transactions are accounted for on trade date. The cost of investments sold is determined by the use of specific identification method for both financial reporting and income tax purposes. Interest income is

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

recorded on an accrual basis. Dividend income, net of non-reclaimable foreign taxes withheld, is recorded on the ex-dividend date.

     The Funds determine income and expenses daily. This change in net asset value is allocated daily.

Federal Income Taxes

     No provision is made for Federal income taxes since each Fund has elected to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code and has made and declared all the required distributions to its shareholders in amounts sufficient to relieve the Fund from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.

     The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.

     For the period ended December 31, 2002, reclassifications were recorded between undistributed net investment loss, undistributed net realized foreign exchange loss, undistributed net realized gain, and paid-in-capital in excess of par for any permanent book to tax differences.

     At December 31, 2002, the Driehaus International Growth Fund, the Driehaus International Discovery Fund, the Driehaus European Opportunity Fund, the Driehaus Asia Pacific Growth Fund, and the Driehaus Emerging Markets Growth Fund had accumulated capital loss carryforwards of $151,372,420, $27,007,328, $15,267,304, $6,566,092 and $11,118,737, respectively, expiring between 2008 and 2010. To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryforward. For the year ended December 31, 2002, the Driehaus International Growth Fund, the Driehaus International Discovery Fund, the Driehaus European Opportunity Fund, the Driehaus Asia Pacific Growth Fund, and the Driehaus Emerging Markets Growth Fund realized post-October capital losses of $4,925,168, $3,188,612, $122,598, $1,184,686 and $427,431, respectively, and realized post-October currency losses of $45,683, $20,349, $2,810, $22,820 and $26,702, respectively, which, for tax purposes, is deferred and will be recognized later this year.

Distributions to Shareholders

     The tax character of distributions paid during the fiscal years ended December 31, 2002 and December 31, 2001 was as follows:

	Driehaus		Driehaus		Driehaus
	International		International		European
	Growth Fund		Discovery Fund		Opportunity Fund

Distributions paid from:	2002	2001	2002	2001	2002	2001

Ordinary income	—	$162,901	—	—	—	—
Net long term capital gains	—	—	—	—	—	—

Total taxable distributions	—	$162,901	—	—	—	—
Tax return of capital	—	—	—	—	—	—

Total distributions paid	—	$162,901	—	—	—	—

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

	Driehaus		Driehaus
	Asia Pacific		Emerging Markets
	Growth Fund		Growth Fund

Distributions paid from:	2002	2001	2002	2001

Ordinary income	—	—	—	$48,969
Net long term capital gains	—	$676,407	—	—

Total taxable distributions	—	$676,407	—	$48,969
Tax return of capital	—	—	—	—

Total distributions paid	—	$676,407	—	$48,969

     The Funds had no distributions during the six months ended June 30, 2003.

     As of December 31, 2002, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Driehaus	Driehaus	Driehaus
	International	International	European
	Growth Fund	Discovery Fund	Opportunity Fund

Undistributed ordinary income	—	—	—
Undistributed long-term capital gains	—	—	—

Accumulated earnings	—	—	—
Accumulated capital and other losses	$(156,333,411)	$(30,216,289)	$(15,392,033)
Unrealized appreciation (depreciation) on foreign currency	(73,514)	5,535	6,034
Unrealized appreciation on investments	1,507,060	6,456,961	1,802,323

Total accumulated earnings (deficit)	$(154,899,865)	$(23,753,793)	$(13,583,676)

	Driehaus	Driehaus
	Asia Pacific	Emerging Markets
	Growth Fund	Growth Fund

Undistributed ordinary income	—	—
Undistributed long-term capital gains	—	—

Accumulated earnings	—	—
Accumulated capital and other losses	$(7,772,322)	$(11,572,870)
Unrealized appreciation (depreciation) on foreign currency	2,831	3,573
Unrealized appreciation on investments	86,335	2,533,596

Total accumulated earnings (deficit)	$(7,683,156)	$(9,035,701)

     The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and mark-to-market on currency contracts.

Foreign Currency Translation

     Foreign currency is translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

     Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contracts underlying securities transactions, and the difference between the amounts accrued

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

     Net realized foreign exchange gains or losses on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The Funds had no portfolio hedges during the six months ended June 30, 2003.

     The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments held. These fluctuations are included with the net change in unrealized appreciation (depreciation) of investments.

Use of Estimates

     The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

B.	INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES

     Richard H. Driehaus, the Chairman of the Board and President of the Trust, is also the Chairman of the Board, sole director, and sole shareholder of Driehaus Capital Management, Inc. (“DCM”), a registered investment adviser, and of Driehaus Securities Corporation, a registered broker-dealer.

     DCM serves as the Funds’ investment adviser. In return for its services to the Funds, DCM receives a monthly fee, computed and accrued daily at an annual rate of 1.5% of each Fund’s average daily net assets.

     DCM agreed to absorb other operating expenses to the extent necessary to ensure that total operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) for the Driehaus International Discovery Fund, the Driehaus European Opportunity Fund, the Driehaus Asia Pacific Growth Fund, and the Driehaus Emerging Markets Growth Fund would not exceed 2.40%, 2.10%, 2.50%, and 2.50%, respectively, of the average net assets of each Fund on an annual basis, through June 30, 2003. For the period July 1, 2002 through June 30, 2003, the Funds were reimbursed for expenses exceeding their respective expense caps after reduction of amounts received through commission recapture programs that were applied to Fund operating expenses.

     The amounts accrued and payable to DCM during the six months ended June 30, 2003, are as follows:

		Advisory Fees
		Payable
		(included in Due
Fund	Advisory Fees	to affiliates)

Driehaus International Growth Fund	$718,258	$110,576
Driehaus International Discovery Fund	502,844	92,988
Driehaus European Opportunity Fund	179,209	26,922
Driehaus Asia Pacific Growth Fund	143,901	24,898
Driehaus Emerging Markets Growth Fund	265,072	46,711

     The Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the Funds part of the commissions generated. Such rebates are currently used to offset a portion of the Funds’ operating expenses. For the six months ended June 30, 2003, these arrangements reduced the expenses of the Driehaus International Growth Fund, the Driehaus International Discovery Fund, and the Driehaus Emerging Markets Growth Fund by $39,277 (4.1%), $2,936 (0.4%), and $3,778 (0.8%), respectively.

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

     Driehaus Securities Corporation (“DSC”) is the Funds’ distributor.

     DSC also acts as a broker for the Funds for domestically traded securities. For the six months ended June 30, 2003, the Funds paid the following brokerage commissions:

	Total	Commissions	Shares Traded
Fund	Commissions	Paid to DSC	through DSC

Driehaus International Growth Fund	$749,252	$149,255	3,921,853
Driehaus International Discovery Fund	445,384	132,199	3,733,056
Driehaus European Opportunity Fund	56,336	23,114	866,704
Driehaus Asia Pacific Growth Fund	119,577	16,266	546,395
Driehaus Emerging Markets Growth Fund	336,310	125,582	2,867,471

     A portion of these commissions are, in turn, paid by DSC to third parties for clearing and execution services.

     Certain officers of the Trust are also officers of DCM and DSC. No such officers received compensation from the Funds.

     PFPC Inc., an indirect subsidiary of PNC Bank Corp., serves as the Funds’ administrative and accounting agent. In compensation for these services, PFPC Inc. receives the larger of a monthly minimum fee or a monthly fee based upon average net assets. PFPC Inc. also acts as the transfer agent and dividend disbursing agent for the Funds. In compensation for these services, PFPC Inc. receives a monthly fee based on shareholder processing activity during the month.

C. DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS

     The Funds occasionally invest in equity certificates which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. At June 30, 2003, the Driehaus International Discovery Fund, the Driehaus Asia Pacific Growth Fund, and the Driehaus Emerging Markets Growth Fund had unrealized appreciation of $455,905, $191,046, and $148,080, respectively, as a result of their investment in these financial instruments. The aggregate market values of these certificates for the Driehaus International Discovery Fund, the Driehaus Asia Pacific Growth Fund, and the Driehaus Emerging Markets Growth Fund represented 4.2%, 8.1%, and 5.4%, respectively, of their total market values at June 30, 2003.

     At June 30, 2003, the Funds had foreign currency forward contracts outstanding under which they are obligated to exchange currencies at specified future dates. At June 30, 2003, the Funds’ currency transactions are limited to transaction hedges.

     The contractual amounts of foreign currency forward contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. Risks arise from the possible inability of counter parties to meet the terms of their contracts and from movements in currency values.

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

     The Funds had the following outstanding contracts at June 30, 2003:

Driehaus International Growth Fund

Transaction Hedges:

Foreign Currency Purchased:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Sold	Foreign Currency Purchased		Date	at June 30, 2003

$1,445,658	1,958,488	Canadian Dollar	July 2003	$2,298
224,051	194,799	Euro	July 2003	1,519
187,380	1,550,942,369	Indonesian Rupee	July 2003	(135)
1,770,268	212,173,965	Japanese Yen	July 2003	(2,685)
112,793	814,718	Norwegian Krone	July 2003	496
532,623	322,210	Pound Sterling	July 2003	(1,599)
129,109	1,031,841	Swedish Krona	July 2003	610
80,294	108,564	Swiss Franc	July 2003	(142)
522,809	3,914,643	South African Rand	July 2003	18,415
183,416	7,715,619	Thailand Baht	July 2003	(1,833)

				$16,944

Foreign Currency Sold:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Purchased	Foreign Currency Sold		Date	at June 30, 2003

$686,963	1,023,239	Australian Dollar	July 2003	$(3,720)
169,803	1,096,870	Danish Krone	July 2003	(1,028)
417,901	363,343	Euro	July 2003	(2,807)
464,307	3,620,751	Hong Kong Dollar	July 2003	(13)
1,279,024	153,294,083	Japanese Yen	July 2003	2,231
80,977	48,989	Pound Sterling	July 2003	(193)
260,775	459,808	Singapore Dollar	July 2003	332
373,581	15,715,282	Thailand Baht	July 2003	(386)

				$(5,584)

		Net unrealized appreciation		$11,360

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

Driehaus International Discovery Fund

Transaction Hedges:

Foreign Currency Purchased:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Sold	Foreign Currency Purchased		Date	at June 30, 2003

$991,885	1,343,755	Canadian Dollar	July 2003	$1,791
382,852	2,473,101	Danish Krona	July 2003	2,356
719,217	625,324	Euro	July 2003	4,534
102,064	387,860	Malaysian Ringgit	July 2003	(58)
187,693	1,355,724	Norwegian Krone	July 2003	825
1,328,797	803,847	Pound Sterling	July 2003	(5,111)
376,274	3,007,302	Swedish Krona	July 2003	1,796
367,692	15,467,674	Thailand Baht	July 2003	(849)

				$5,284

Foreign Currency Sold:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Purchased	Foreign Currency Sold		Date	at June 30, 2003

$241,448	1,559,712	Danish Krone	July 2003	$(1,561)
472,189	410,540	Euro	July 2003	(3,106)
580,634	351,249	Pound Sterling	July 2003	2,423

				$(2,244)

		Net unrealized appreciation		$3,040

Driehaus European Opportunity Fund

Transaction Hedges:

Foreign Currency Purchased:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Sold	Foreign Currency Purchased		Date	at June 30, 2003

$388,332	337,637	Euro	July 2003	$2,561
21,400	12,946	Pound Sterling	July 2003	(117)
88,456	119,599	Swiss Franc	July 2003	(156)
34,619	49,098,000,000	Turkish Lira	July 2003	(30)

				$2,258

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

Driehaus European Opportunity Fund — (Continued)

Foreign Currency Sold:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Purchased	Foreign Currency Sold		Date	at June 30, 2003

$400,181	347,938	Euro	July 2003	$(2,668)
75,401	45,616	Pound Sterling	July 2003	(180)
118,536	947,381	Swedish Krona	July 2003	(566)
62,634	84,687	Swiss Franc	July 2003	93
55,662	78,941,800,000	Turkish Lira	July 2003	29

				$(3,292)

		Net unrealized depreciation		$(1,034)

Driehaus Asia Pacific Growth Fund

Transaction Hedges:

Foreign Currency Purchased:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Sold	Foreign Currency Purchased		Date	at June 30, 2003

$91,546	136,357	Australian Dollar	July 2003	$854
572,705	68,642,210	Japanese Yen	July 2003	(2,009)
168,566	640,577	Malaysian Ringgit	July 2003	(96)
144,149	6,063,904	Thailand Baht	July 2003	(333)

				$(1,584)

Foreign Currency Sold:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Purchased	Foreign Currency Sold		Date	at June 30, 2003

$217,931	324,575	Australian Dollar	July 2003	$(1,569)
370,027	44,351,253	Japanese Yen	July 2003	1,794

				$225

		Net unrealized depreciation		$(1,359)

Driehaus Emerging Markets Growth Fund

Transaction Hedges:

Foreign Currency Purchased:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Sold	Foreign Currency Purchased		Date	at June 30, 2003

$300,521	1,170,680	Polish Zloty	July 2003	$582
42,327	316,962	South African Rand	July 2003	1,372
358,182	15,067,513	Thailand Baht	July 2003	(2,029)

				$(75)

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

Driehaus Emerging Markets Growth Fund — (Continued)

Foreign Currency Sold:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Purchased	Foreign Currency Sold		Date	at June 30, 2003

$233,103	6,397,559	Czech Republic Koruna	July 2003	$(1,265)
239,865	1,870,502	Hong Kong Dollar	July 2003	(1)
190,537	8,015,429	Thailand Baht	July 2003	190

				$(1,076)

		Net unrealized depreciation		$(1,151)

D. INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investment securities, other than short-term obligations, for the six months ended June 30, 2003, were as follows:

Fund	Purchases	Sales

Driehaus International Growth Fund	$137,270,063	$181,082,720
Driehaus International Discovery Fund	134,872,452	138,342,754
Driehaus European Opportunity Fund	26,448,368	28,392,319
Driehaus Asia Pacific Growth Fund	35,077,838	40,570,609
Driehaus Emerging Markets Growth Fund	53,799,475	58,371,375

E. RESTRICTED SECURITIES

     Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include rule 144A securities which may be sold normally to qualified institutional buyers. At June 30, 2003, the Funds held no restricted securities, other than equity certificates. Since an investment in equity certificates represents an agreement entered into with a financial institution, with terms set by such financial institution, these instruments are also deemed to be restricted (see Note C).

F. LINES OF CREDIT

     The Funds have a $50 million line of credit consisting of a $25 million committed line and a $25 million uncommitted line. This line of credit is available primarily to meet large, unexpected shareholder withdrawals subject to certain restrictions. At June 30, 2003, the Funds had no outstanding borrowings under the line of credit.

G. OFF BALANCE SHEET RISKS

     The Funds’ investments in foreign securities may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

H. SHAREHOLDER FEES

     The Funds may charge a redemption fee of 2.00% of the redemption amount for shares redeemed within 60 days of purchase. The fees charged by the Funds for the six months ended June 30, 2003, were as follows:

Fund	Redemption Fees

Driehaus International Growth Fund	$38,816
Driehaus International Discovery Fund	9,065
Driehaus European Opportunity Fund	25,121
Driehaus Asia Pacific Growth Fund	10,906
Driehaus Emerging Markets Growth Fund	7,766

     The redemption fees are recorded in paid-in capital.

Item 2.   Code of Ethics.

Not applicable.

Item 3.   Audit Committee Financial Expert.

Not applicable.

Item 4.   Principal Accountant Fees and Services.

Not applicable.

Item 5.   Audit Committee of Listed registrants.

Not applicable.

Item 6.   [Reserved]

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.   [Reserved]

Item 9.  Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 10.   Exhibits.

(a)(1)	Not applicable.

99. CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

99.906 CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Driehaus Mutual Funds

By (Signature and Title)*                 /s/ Richard H. Driehaus

                                                         Richard H. Driehaus, Chairman of the Board & President
                                                         (principal executive officer)

Date                                                 September 3, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                 /s/ Richard H. Driehaus

                                                         Richard H. Driehaus, Chairman of the Board & President
                                                         (principal executive officer)

Date                                                 September 3, 2003

By (Signature and Title)*                 /s/ Michelle L. Cahoon

                                                         Michelle L. Cahoon, Treasurer
                                                         (principal financial officer)

Date                                                 September 3, 2003

*     Print the name and title of each signing officer under his or her signature.